Associates and Joint Ventures - Disclosure of Breakdown of Balances and Transactions Related to Associates and Joint Ventures Recognized VMO2 (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of joint ventures [line items]
Receivables and other assets from associates and joint ventures	€ 163	€ 139
Payables and other liabilities to associates and joint ventures	407	203
Revenue from operations	41,315	40,652	€ 39,993
Associates and Joint Ventures
Disclosure of joint ventures [line items]
Receivables and other assets from associates and joint ventures	199	184
Payables and other liabilities to associates and joint ventures	427	227
Revenue from operations	771	696	460
Expenses from operations	813	770	315
Associates and Joint Ventures | VMO2
Disclosure of joint ventures [line items]
Receivables and other assets from associates and joint ventures	59	66
Payables and other liabilities to associates and joint ventures	27	34
Revenue from operations	135	134	130
Expenses from operations	€ 44	€ 63	€ 63